Retirement-Related Benefits (Pensions Expected Payments) (Details 11) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Total Expected Benefit Payments, Defined Benefit Pension Plan
Expected Benefit Payments
Expected benefit payments, 2015	$ 5,758
Expected benefit payments, 2016	5,790
Expected benefit payments, 2017	5,837
Expected benefit payments, 2018	5,887
Expected benefit payments, 2019	5,901
Expected benefit payments, 2020-2024	30,523
Qualified U.S. Plan Payments, Defined Benefit Pension Plan
Expected Benefit Payments
Expected benefit payments, 2015	3,449
Expected benefit payments, 2016	3,476
Expected benefit payments, 2017	3,492
Expected benefit payments, 2018	3,501
Expected benefit payments, 2019	3,458
Expected benefit payments, 2020-2024	17,566
Nonqualified U.S. Plans Payments, Defined Benefit Pension Plan
Expected Benefit Payments
Expected benefit payments, 2015	113
Expected benefit payments, 2016	115
Expected benefit payments, 2017	117
Expected benefit payments, 2018	118
Expected benefit payments, 2019	120
Expected benefit payments, 2020-2024	607
Qualified Non-U.S. Plans Payments, Defined Benefit Pension Plan
Expected Benefit Payments
Expected benefit payments, 2015	1,849
Expected benefit payments, 2016	1,854
Expected benefit payments, 2017	1,880
Expected benefit payments, 2018	1,911
Expected benefit payments, 2019	1,949
Expected benefit payments, 2020-2024	10,290
Nonqualified Non-U.S. Plans Payments, Defined Benefit Pension Plan
Expected Benefit Payments
Expected benefit payments, 2015	348
Expected benefit payments, 2016	344
Expected benefit payments, 2017	348
Expected benefit payments, 2018	357
Expected benefit payments, 2019	374
Expected benefit payments, 2020-2024	2,060
Total Expected Benefit Payments, Nonpension Postretirement Benefit Plan
Expected Benefit Payments
Expected benefit payments, 2015	465
Expected benefit payments, 2016	448
Expected benefit payments, 2017	457
Expected benefit payments, 2018	463
Expected benefit payments, 2019	466
Expected benefit payments, 2020-2024	2,187
U.S. Plan Payments, Nonpension Postretirement Benefit Plan
Expected Benefit Payments
Expected benefit payments, 2015	426
Expected benefit payments, 2016	405
Expected benefit payments, 2017	410
Expected benefit payments, 2018	412
Expected benefit payments, 2019	412
Expected benefit payments, 2020-2024	1,871
Postretirement Medical Plans with Prescription Drug Benefits
Total Subsidy received by the company under Medicare Prescription Drug Improvement and Modernization Act of 2003	23	30
Qualified Non-U.S. Plans Payments, Nonpension Postretirement Benefit Plan
Expected Benefit Payments
Expected benefit payments, 2015	8
Expected benefit payments, 2016	8
Expected benefit payments, 2017	9
Expected benefit payments, 2018	9
Expected benefit payments, 2019	10
Expected benefit payments, 2020-2024	59
Nonqualified Non-U.S. Plans Payments, Nonpension Postretirement Benefit Plan
Expected Benefit Payments
Expected benefit payments, 2015	31
Expected benefit payments, 2016	35
Expected benefit payments, 2017	38
Expected benefit payments, 2018	41
Expected benefit payments, 2019	44
Expected benefit payments, 2020-2024	$ 257